UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Act II Management, L.P.
           --------------------------------------------------
Address:    444 Madison Avenue 17th Floor
           --------------------------------------------------
            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-12306
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Dennis H. Leibowitz
           --------------------------------------------------
Title:       Principal
           --------------------------------------------------
Phone:       212-247-2990
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Dennis H. Leibowitz             New York, New York      November 14, 2008
-----------------------------      -------------------      ----------------
[Signature]                           [City, State]             [Date]


The 13F reports filed by Act II Management, L.P. prior to this date can be found under the CIK code 0001358262. All future 13F reports will be filed under CIK code 0001450008.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          18
                                               -------------

Form 13F Information Table Value Total:         $78,497
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                   13F File Number                Name

NONE


                                                               FORM13FINFORMATIONTABLE
            COLUMN 1                 COLUMN 2      COLUMN3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
                                                                                                                        VOTING
                                                             VALUE     SHRS OR SH/  PUT/  INVESTMENT OTHER          AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT PRN  CALL  DISCRETION MANAGERS   SOLE SHARED NONE
-----------------------------    --------------   ---------  -------   ------- --- ----- ----------- --------  ----- ------ ----
AT&T INC                         COM              00206R102   2,234     80,000 SH         SOLE                  80,000
CABLEVISION SYS CORP             CL A NY CABLVS   12686C109   3,799    151,000 SH         SOLE                 151,000
CENTENNIAL COMMUNCTNS CORP N     CL A NEW         15133V208   6,696  1,073,100 SH         SOLE               1,073,100
CENTRAL EUROPEAN MEDIA ENTRP     CL A NEW         G20045202   3,466     53,000 SH         SOLE                  53,000
CITADEL BROADCASTING CORP        COM              17285T106     591    757,355 SH         SOLE                 757,355
COMCAST CORP NEW                 CL A             20030N101   6,154    313,500 SH         SOLE                 313,500
EARTHLINK INC                    COM              270321102   3,927    462,000 SH         SOLE                 462,000
ELECTRONIC ARTS INC              COM              285512109   3,699    100,000 SH         SOLE                 100,000
IAC INTERACTIVECORP              COM PAR $.001    44919P508   5,839    337,500 SH         SOLE                 337,500
LEAP WIRELESS INTL INC           COM NEW          521863308   5,944    156,000 SH         SOLE                 156,000
LIBERTY MEDIA CORP NEW           ENT COM SER A    53071M500   5,637    225,735 SH         SOLE                 225,735
MEDIACOM COMMUNICATIONS CORP     CL A             58446K105   5,264    889,200 SH         SOLE                 889,200
NEUTRAL TANDEM INC               COM              64128B108   8,497    458,286 SH         SOLE                 458,286
RADIO ONE INC                    CL D NON VTG     75040P405   1,959  2,611,863 SH         SOLE               2,611,863
REGAL ENTMT GROUP                CL A             758766109   5,243    332,235 SH         SOLE                 332,235
SPDR TR                          UNIT SER 1       78462F103   3,132     27,000 SH   CALL  SOLE                  27,000
SPDR TR                          UNIT SER 1       78462F103   1,160     10,000 SH   CALL  SOLE                  10,000
SWITCH & DATA FACILITIES COM     COM              871043105   5,256    422,188 SH         SOLE                 422,188


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